Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2016	2015
Loss before income taxes	$(494)	$(7,584)
Tax rate	27.00%	26.00%
Expected benefit	$(133)	$(1,972)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	—	2,008
Income tax adjustments and reassessments	246	(277)
Non taxable portion of capital gains	(465)	(79)
Stock-based compensation	158	179
Other	145	27
Income tax benefit	$(49)	$(114)

Classified as:

Year ended December 31,	2016	2015
Current income tax benefit	$—	$—
Deferred income tax (benefit) expense	(49)	(114)
	$(49)	$(114)

The deferred tax assets and liabilities are summarized below:

	December 31, 2016	December 31, 2015
Deferred tax assets:
Non-capital losses	$14,190	$16,443
Deferred financing costs	355	1,027
Billings in excess of costs on uncompleted contracts	289	123
Capital lease obligations	16,578	16,860
Deferred lease inducements	10	39
Stock-based compensation	2,672	1,619
Other	1,263	636
	$35,357	$36,747

	December 31, 2016	December 31, 2015
Deferred tax liabilities:
Unbilled revenue	$3,381	$3,689
Assets held for sale	67	49
Accounts receivable – holdbacks	143	—
Property, plant and equipment	58,180	59,472
	$61,771	$63,210
Net deferred income tax liability	$(26,414)	$(26,463)
Classified as:

	December 31, 2016	December 31, 2015
Deferred tax asset	$13,807	$15,845
Deferred tax liability	(40,221)	(42,308)
	$(26,414)	$(26,463)

In 2016, the Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction and one provincial jurisdiction (2015 - three provincial jurisdictions). The Company has substantially concluded on Canadian federal and provincial income tax matters for the years through 2011. Substantially all material US federal and state matters have been concluded for the years through 2012.
The Company has a full valuation allowance against capital losses in deferred tax assets of $1,035 as at December 31, 2016 (2015 – $1,035). At December 31, 2016, the Company has non-capital losses for income tax purposes of $52,556 which expire as follows:

December 31, 2016
2026	$282
2027	—
2028	—
2029	1
2030	—
2031	563
2032	15,998
2033	21,729
2034	8,317
2036	5,666
$52,556